UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03493

American Federation of Labor and

Congress of Industrial Organizations

Housing Investment Trust*

(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C. 20037

(Address of principal executive offices) (Zip code)

Kenneth G. Lore, Esq.

Katten Muchin Rosenman LLP

2900 K Street, N.W., North Tower – Suite 200

Washington, D.C. 20007-5118

(Name and address of agent for service)

(202) 331-8055

(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1.   Schedule of Investments

(Schedule of Investments)

Schedule of Portfolio Investments

March 31, 2018 (Dollars in thousands)

FHA Permanent Securities (2.6% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	7.75%	Jul-2021	$4	$4	$4

Multifamily	3.65%	Dec-2037	9,143	9,342	8,870
	3.75%	Aug-2048	3,930	3,926	3,847
	4.00%	Dec-2053	64,025	64,000	61,695
	4.79%	May-2053	4,743	4,987	4,693
	5.17%	Feb-2050	7,915	8,519	8,281
	5.35%	Mar-2047	7,188	7,197	7,214
	5.55%	Aug-2042	7,725	7,728	7,751
	5.60%	Jun-2038	2,355	2,359	2,364
	5.80%	Jan-2053	2,020	2,029	2,249
	5.87%	May-2044	1,738	1,737	1,767
	5.89%	Apr-2038	4,428	4,433	4,448
	6.02%	Jun-2035	4,054	4,055	4,073
	6.20%	Apr-2052	11,408	11,404	12,934
	6.40%	Aug-2046	3,734	3,736	3,973
	6.48%	Nov-2041	6,077	6,294	6,107
	6.60%	Jan-2050	3,320	3,348	3,726
	6.75%	Jul-2040	3,893	3,880	3,899
	7.20%	Oct-2039	2,762	2,766	2,780
	7.50%	Sep-2032	1,259	1,256	1,267
	7.70%	Dec-2048	5,267	6,037	6,053
			156,984	159,033	157,991
Total FHA Permanent Securities			$156,988	$159,037	$157,995

Schedule of Portfolio Investments

March 31, 2018 (Dollars in thousands)

FHA Construction Securities (less than 0.1% of net assets)

	Interest Rates[1]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value

Multifamily	4.10%	2.50%	Oct-2060	$16,500	$5,500	$5,508	$3,566
Total FHA Construction Securities				$16,500	$5,500	$5,508	$3,566

Schedule of Portfolio Investments

March 31, 2018 (Dollars in thousands)

Ginnie Mae Securities (24.9% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040	$3,667	$3,708	$3,805
	4.50%	Aug-2040	2,359	2,408	2,491
	5.50%	Jan-2033 - Jun-2037	2,384	2,378	2,613
	6.00%	Jan-2032 - Aug-2037	1,599	1,600	1,801
	6.50%	Jul-2028	54	54	61
	7.00%	Apr-2026 - Jan-2030	952	955	1,085
	7.50%	Aug-2025 - Aug-2030	489	489	556
	8.00%	Sep-2026 - Nov-2030	381	385	440
	8.50%	Jun-2022 - Aug-2027	279	280	307
	9.00%	Mar-2020 - Jun-2025	33	33	37
	9.50%	Sep-2021 - Sep-2030	29	30	33
			12,226	12,320	13,229

Multifamily	1.73%	May-2042	2,445	2,450	2,405
	2.15%	May-2056	8,864	8,848	8,568
	2.18%	May-2039	3,457	3,484	3,430
	2.20%	Jun-2056	9,358	9,337	9,031
	2.25%	Dec-2048	11,017	10,925	10,636
	2.30%	May-2056	18,291	18,154	17,759
	2.30%	Mar-2056	9,097	9,046	8,860
	2.30%	Mar-2056	23,090	23,123	22,281
	2.30%	Oct-2056	30,588	30,243	29,307
	2.31%	Nov-2051	7,076	7,076	6,557
	2.35%	Dec-2040 - Nov-2056	18,336	18,423	17,726
	2.40%	Aug-2047	11,655	11,680	11,295
	2.43%	Nov-2038	20,000	20,085	19,768
	2.50%	Jul-2045 - Mar-2057	38,930	38,959	37,286
	2.50%	Sep-2058	39,809	39,082	38,092
	2.53%	Feb-2040 - Jul-2038	28,161	28,533	27,732
	2.60%	Apr-2048 - Apr-2056	52,637	52,936	51,459
	2.62%	Jan-2053	51,015	51,445	48,579
	2.70%	May-2048	26,092	26,520	25,569
	2.70%	Jul-2056	13,832	13,994	13,453
	2.72%	Feb-2044	538	554	530
	2.79%	Apr-2049	18,845	19,052	18,290
	2.80%	Feb-2053	60,000	56,862	53,990
	2.82%	Apr-2050	1,500	1,533	1,451
	2.87%	Feb-2036 - Dec-2043	25,000	25,297	24,640
	2.89%	Mar-2046	32,000	32,221	31,118
	3.00%	Mar-2051	20,000	20,105	19,385
	3.05%	May-2044	45,500	45,800	45,260
	3.05%	May-2054	11,545	11,604	11,078
	3.10%	Jan-2044	23,000	23,332	22,855
	3.11%	Jan-2049	17,025	17,696	16,522
	3.13%	Nov-2040	635	652	633
	3.20%	Jul-2041 - Sep-2051	15,000	14,891	14,888
	3.25%	Sep-2054	35,000	34,684	34,233
	3.26%	Nov-2043	20,000	20,034	19,635
	3.30%	Jul-2057	25,739	26,514	25,972
	3.30%	May-2055	10,000	9,491	9,663
	3.33%	Jun-2043	15,000	15,506	14,855
	3.35%	Nov-2042 - Jul-2046	32,760	32,495	32,364
	3.37%	Dec-2046	19,200	19,464	18,874
	3.49%	Mar-2042- Feb-2044	32,000	33,289	32,065
	3.50%	Feb-2051 - Mar-2057	54,404	55,156	54,563
	3.50%	Apr-2057	25,284	26,043	25,790
	3.50%	Jun-2053	27,600	27,600	27,896
	3.51%	Sep-2041	6,552	6,965	6,526
	3.52%	Apr-2051 - May-2042	14,355	14,673	14,293
	3.55%	Apr-2057	42,870	44,050	43,390
	3.55%	Nov-2044	19,729	20,313	19,780
	3.60%	Jun-2057	14,200	14,759	14,658
	3.62%	Sep-2052	6,500	6,752	6,417
	3.62%	Dec-2057	29,672	30,255	30,856

Schedule of Portfolio Investments

March 31, 2018 (Dollars in thousands)

Ginnie Mae Securities (24.9% of net assets)

	Interest Rate	Maturity Date		Face Amount	Amortized Cost	Value
	3.67%	Nov-2035		16,362	17,063	16,129
	3.68%	Aug-2057		14,665	15,018	14,997
	3.68%	Jun-2057		27,537	28,369	28,377
	3.69%	Dec-2045		8,583	8,203	8,486
	3.70%	Sep-2051		7,375	7,688	7,388
	3.75%	Apr-2046		7,102	7,121	7,095
	3.82%	Sep-2046		4,787	5,141	4,785
	3.85%	Jan-2056		32,505	32,819	34,238
	3.86%	Jun-2045 - Oct-2047		21,334	21,604	21,583
	3.91%	May-2049		6,022	6,467	6,019
	3.92%	Aug-2039		46,783	50,073	46,417
	4.09%	Feb-2056		56,907	57,734	58,978
	4.10%	May-2051		4,039	4,419	4,302
	4.25%	Sep-2038		35,680	35,878	36,161
	4.29%	Mar-2053		47,834	48,132	51,977
	4.45%	Jun-2055		2,585	2,481	2,759
	4.50%	May-2038		18,913	20,564	19,369
	4.63%	Sep-2037	[3]	1,500	1,463	1,539
	4.70%	Oct-2056		3,360	3,536	3,680
	4.90%	Mar-2044	[3]	1,000	991	1,030
	5.25%	Apr-2037		19,230	19,225	20,138
	5.34%	Jul-2040		6,608	6,522	6,738
	5.55%	May-2049	[3]	9,910	9,910	9,919
				1,525,824	1,542,406	1,514,367
Total Ginnie Mae Securities				$1,538,050	$1,554,726	$1,527,596

Schedule of Portfolio Investments

March 31, 2018 (Dollars in thousands)

Ginnie Mae Construction Securities (2.4% of net assets)

	Interest Rates[1]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value

Multifamily	3.25%	3.25%	Jun-2059	$31,475	$25	$660	$(1,081)
	3.30%	3.30%	Mar-2057	490	4,698	4,740	4,781
	3.30%	4.30%	Nov-2058	3,698	16,827	17,429	16,976
	3.34%	3.34%	Sep-2059	39,200	3,563	4,419	2,322
	3.35%	3.35%	Aug-2059	6,662	25	228	(21)
	3.38%	3.38%	Aug-2059	67,665	12,554	14,343	11,398
	3.38%	3.38%	Jan-2060	15,254	45,150	45,150	44,232
	3.39%	3.39%	Feb-2059	14,650	25	320	(320)
	3.48%	3.48%	May-2059	14,393	184	490	269
	3.49%	3.49%	Aug-2058	6,047	5,353	5,635	5,332
	3.53%	3.53%	Apr-2042	827	17,473	18,158	17,659
	3.57%	3.57%	Nov-2059	42,544	7,216	7,962	6,315
	3.65%	3.65%	Nov-2058	1,125	9,471	9,634	9,846
	3.66%	3.66%	Jul-2058	1,200	22,800	23,111	23,951
	4.15%	4.15%	Sep-2051	13,211	4,655	4,717	4,659
				258,441	150,019	156,996	146,318

Forward Commitments	3.74%	4.24%	Jul-2059	15,815	—	316	259
Total Ginnie Mae Construction Securities				$274,256	$150,019	$157,312	$146,577

Schedule of Portfolio Investments

March 31, 2018 (Dollars in thousands)

Fannie Mae Securities (45.4% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	2.12%[4]	1M LIBOR+25	Mar-2037	$295	$292	$294
	2.17%[4]	1M LIBOR+30	Jul-2043	12,298	12,217	12,305
	2.19%[4]	1M LIBOR+32	Jun-2037	1,558	1,558	1,561
	2.22%[4]	1M LIBOR+35	Mar-2043- Sep-2047	38,940	38,930	38,988
	2.22%[4]	1M LIBOR+35	Nov-2047	29,633	29,670	29,540
	2.25%[4]	1M LIBOR+38	Nov-2042	6,202	6,205	6,230
	2.27%[4]	1M LIBOR+40	Apr-2037-Oct-2044	16,423	16,452	16,505
	2.32%[4]	1M LIBOR+45	Oct-2042	9,286	9,340	9,343
	2.33%[4]	1M LIBOR+46	Oct-2042	5,579	5,605	5,625
	2.37%[4]	1M LIBOR+50	Dec-2040 - Feb-2043	33,641	33,549	33,936
	2.39%[4]	1M LIBOR+52	Jun-2042	3,853	3,874	3,890
	2.42%[4]	1M LIBOR+55	Mar-2042	8,756	8,771	8,859
	2.43%[4]	12M LIBOR+169.5	Oct-2042	13,107	13,418	13,351
	2.46%[4]	1M LIBOR+59	Mar-2041	5,847	5,893	5,909
	2.47%[4]	1M LIBOR+60	Mar-2042 - Oct-2043	14,011	14,062	14,212
	2.53%[4]	12M LIBOR+152.6	Feb-2045	17,330	17,686	17,688
	2.57%[4]	1M LIBOR+70	Dec-2040	2,711	2,719	2,750
	2.88%[4]	1Y UST+210.7	May-2033	366	367	382
	3.00%		Apr-2031 - Jun-2046	61,058	63,141	60,020
	3.06%[4]	6M LIBOR+155	Nov-2033	2,032	2,033	2,090
	3.23%[4]	6M LIBOR+160.8	Aug-2033	151	150	155
	3.26%[4]	1Y UST+221.5	Jul-2033	1,456	1,461	1,533
	3.28%[4]	1Y UST+219	Aug-2033	1,280	1,278	1,346
	3.30%[4]	12M LIBOR+154.8	Jul-2033	238	237	246
	3.34%[4]	1Y UST+221.5	Aug-2033	641	640	674
	3.35%[4]	1Y UST+217.3	Sep-2035	269	268	283
	3.38%[4]	12M LIBOR+162.4	Nov-2034	1,108	1,133	1,150
	3.38%[4]	12M LIBOR+162.7	Apr-2034	1,208	1,235	1,256
	3.50%		Oct-2026 - Jan-2048	242,528	249,180	243,877
	4.00%		Jun-2018 - Oct-2047	156,220	162,610	160,756
	4.50%		May-2018 - May-2044	51,217	53,275	54,010
	5.00%		Jul-2018 - Apr-2041	14,744	15,203	15,906
	5.50%		May-2020 - Jun-2038	7,666	7,698	8,359
	6.00%		Nov-2028 - Nov-2037	4,959	4,985	5,538
	6.50%		Sep-2028 - Jul-2036	787	805	873
	7.00%		Sep-2027 - May-2032	859	861	974
	7.50%		Jan-2027 - Sep-2031	315	315	350
	8.00%		Apr-2030 - May-2031	59	60	61
	8.50%		Dec-2021 - Apr-2031	16	16	16
				768,647	787,192	780,841

Multifamily	1.63%[4]	1M LIBOR+35	Dec-2027	13,950	13,954	13,976
	1.64%[4]	1M LIBOR+35	Dec-2027	18,100	18,103	18,134
	1.86%[4]	1M LIBOR+29	Feb-2028	30,420	30,429	30,480
	1.86%[4]	1M LIBOR+28	Mar-2028	35,971	35,971	36,029
	1.88%[4]	1M LIBOR+34	Jan-2028	22,425	22,432	22,451
	1.89%[4]	1M LIBOR+31	Mar-2028	38,275	38,293	38,339
	1.90%[4]	1M LIBOR+30	Mar-2028	39,978	39,990	40,044
	1.92%[4]	1M LIBOR+34	Dec-2024	60,000	60,009	60,063
	1.93%[4]	1M LIBOR+34.5	Jan-2028	20,000	20,006	20,017
	1.99%[4]	1M LIBOR+40	Oct-2024	12,976	12,963	13,029
	2.00%[4]	1M LIBOR+41.5	Aug-2027	35,483	35,493	35,534
	2.02%[4]	1M LIBOR+44	Nov-2022- May-2027	39,655	39,663	39,692
	2.21%		Dec-2022	22,954	22,963	22,416
	2.21%		Dec-2022	30,245	30,257	29,536
	2.24%		Dec-2022	30,393	30,405	29,716
	2.26%		Nov-2022	6,325	6,341	6,186
	2.34%		Sep-2026	28,500	28,673	27,193
	2.38%		Jul-2026	21,840	21,883	20,872
	2.44%		Aug-2026	22,400	22,400	21,526
	2.44%[4]	1M LIBOR+85	Jan-2023	19,454	19,446	19,633
	2.46%		Aug-2026	25,830	25,841	24,514
	2.48%		Oct-2028	24,990	25,101	23,621
	2.49%		Dec-2026	16,720	16,769	16,153
	2.50%		Jun-2026	60,000	60,000	57,778
	2.50%		Jul-2026	37,680	37,777	35,946
	2.53%[4]	1M LIBOR+95	Apr-2022	9,939	9,942	9,939
	2.57%		Sep-2028	40,100	40,725	38,120
	2.70%		Nov-2025	15,922	15,943	15,699
	2.72%		Jul-2028	36,400	36,869	34,948
	2.75%		Jul-2028	15,750	15,972	15,319
	2.80%		Apr-2025	16,122	16,347	15,661
	2.81%		Sep-2027	12,400	12,512	12,133
	2.84%		Mar-2022	3,506	3,515	3,513
	2.85%		Mar-2022	33,000	33,038	33,030
	2.85%		Dec-2027	23,590	23,667	23,083
	2.87%		Oct-2027	9,425	9,554	9,255
	2.91%		Jun-2031	25,000	25,231	24,205
	2.92%		Jan-2026 - Apr-2028	34,255	34,383	33,887
	2.92%		Jun-2027	71,370	71,516	71,237
	2.94%		Sep-2027	30,000	30,245	29,247
	2.94%		Jun-2027	29,000	29,063	28,765
	2.94%		Jul-2039	14,766	14,967	14,029
	2.97%		Nov-2032- May-2026	37,913	38,626	37,087
	2.99%		Jun-2025	2,750	2,760	2,775
	3.00%		Mar-2028 - May-2027	16,010	16,048	15,658
	3.02%		Jun-2027- Nov-2029	40,100	40,323	39,593
	3.04%		Apr-2030	25,100	25,216	24,747
	3.05%		Apr-2030	28,340	28,382	27,669
	3.08%		Jul-2029	12,814	12,868	12,528
	3.10%		Sep-2029	8,515	8,567	8,318

Schedule of Portfolio Investments

March 31, 2018 (Dollars in thousands)

Fannie Mae Securities (45.4% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value
	3.12%		Mar-2025- Apr-2030	26,470	26,667	26,187
	3.14%		Apr-2029	7,889	7,917	7,836
	3.15%		Jan-2027	20,613	20,654	20,822
	3.17%		Jul-2029- Sep-2029	39,212	39,498	38,526
	3.18%		Sep-2029- Mar-2035	22,733	23,137	22,145
	3.20%		Oct-2027	10,595	10,672	10,714
	3.21%		May-2030	7,135	7,279	7,110
	3.22%		Sep-2026	28,214	28,259	28,556
	3.24%		Aug-2027	9,500	9,675	9,537
	3.25%		Nov-2027	10,591	10,670	10,725
	3.26%		Jan-2027	7,635	7,667	7,710
	3.31%		Oct-2027	16,221	16,429	16,480
	3.32%		Apr-2029	20,080	20,210	19,890
	3.34%		Dec-2029- Jan-2030	29,350	29,937	29,277
	3.35%		Feb-2029	19,969	20,314	20,159
	3.36%		Dec-2023- Oct-2029	19,715	19,754	20,033
	3.40%		Oct-2026	3,023	3,043	3,088
	3.41%		Feb-2029- Apr-2029	56,463	57,077	57,110
	3.42%		Apr-2035	5,476	5,576	5,474
	3.43%		Oct-2026	7,442	7,490	7,612
	3.46%		Dec-2023	3,500	3,511	3,600
	3.54%		Oct-2021	7,056	7,069	7,196
	3.61%		Sep-2023	6,466	6,511	6,667
	3.63%		Jul-2035	21,987	22,025	22,637
	3.66%		Oct-2023	4,747	4,787	4,902
	3.67%		Mar-2028	14,080	14,370	14,537
	3.77%		Dec-2033	10,500	10,741	11,051
	3.84%		May-2018	7,140	7,140	7,151
	3.87%		Sep-2023	2,495	2,538	2,589
	4.06%		Oct-2025	23,795	23,865	24,962
	4.15%		Jun-2021	8,927	8,931	9,183
	4.22%		Jul-2018	184	184	184
	4.25%		May-2021	4,046	4,046	4,168
	4.27%		Nov-2019	5,658	5,657	5,754
	4.32%		Nov-2019	1,266	1,266	1,288
	4.33%		Nov-2019- Mar-2021	20,449	20,450	20,868
	4.38%		Apr-2020	9,595	9,597	9,808
	4.44%		May-2020	5,694	5,694	5,832
	4.50%		Feb-2020	4,003	4,003	3,912
	4.52%		May-2021	3,974	3,985	4,122
	4.56%		Jul-2019	6,931	6,932	7,051
	4.66%		Jul-2021	1,207	1,209	1,190
	4.68%		Jul-2019	12,365	12,363	12,594
	4.69%		Jan-2020- Jun-2035	13,244	13,266	13,582
	4.71%		Mar-2021	5,576	5,590	5,800
	4.73%		Feb-2021	1,467	1,470	1,526
	4.80%		Jun-2019	2,017	2,017	2,055
	4.94%		Apr-2019	3,321	3,321	3,383
	5.00%		Jun-2019	1,764	1,764	1,800
	5.04%		Jun-2019	1,747	1,747	1,784
	5.05%		Jun-2019	1,231	1,231	1,257
	5.08%[4]	10Y UST+17	Apr-2021	40,000	40,000	42,659
	5.12%		Jul-2019	8,177	8,178	8,366
	5.13%		Jul-2019	828	828	848
	5.15%		Oct-2022	1,550	1,553	1,630
	5.25%		Jan-2020	6,419	6,419	6,626
	5.29%		May-2022	4,953	4,953	5,296
	5.30%		Aug-2029	5,515	5,439	6,071
	5.45%		May-2033	2,482	2,489	2,563
	5.47%		Aug-2024	7,794	7,814	7,978
	5.60%		Jan-2024	9,647	9,647	10,163
	5.69%		Jun-2041	4,614	4,735	5,249
	5.75%		Jun-2041	2,238	2,305	2,467
	5.91%		Mar-2037	1,801	1,832	1,966
	5.96%		Jan-2029	330	330	329
	6.06%		Jul-2034	8,438	8,593	8,740
	6.15%		Jan-2023	3,490	3,491	3,388
	6.23%		Sep-2034	1,233	1,266	1,244
	6.28%		Nov-2028	2,316	2,383	2,304
	6.38%		Jul-2021	4,931	4,935	5,242
	6.39%		Apr-2019	789	789	771
	6.52%		May-2029	4,396	4,585	4,483
	7.20%		Aug-2029	722	715	726
	7.75%		Dec-2024	1,128	1,128	1,124
	8.40%		Jul-2023	262	261	265
	8.50%		Nov-2019	898	902	939
				2,016,360	2,026,216	2,006,184
Total Fannie Mae Securities				$2,785,007	$2,813,408	$2,787,025

Schedule of Portfolio Investments

March 31, 2018 (Dollars in thousands)

Freddie Mac Securities (14.2% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	2.08%[4]	1M LIBOR+30	Feb-2036	$1,284	$1,284	$1,286
	2.11%[4]	1M LIBOR+33	May-2037	109	109	109
	2.13%[4]	1M LIBOR+35	Apr-2036- Mar-2045	27,852	27,871	27,926
	2.13%[4]	1M LIBOR+35	Jan-2048	26,566	26,625	26,489
	2.18%[4]	1M LIBOR+40	Aug-2043	5,233	5,230	5,257
	2.26%[4]	1M LIBOR+48	Oct-2040	4,195	4,192	4,229
	2.28%[4]	1M LIBOR+50	Oct-2040 - Jun-2044	37,829	37,846	38,179
	2.33%[4]	1M LIBOR+55	Nov-2040	4,867	4,913	4,921
	2.45%[4]	1M LIBOR+67	Aug-2037	4,293	4,346	4,355
	2.50%		Jan-2043 - Aug-2046	18,015	18,286	16,980
	3.00%		Aug-2042 - Sep-2046	75,317	77,112	73,973
	3.20%[4]	1Y UST+222.3	Jun-2033	279	278	293
	3.47%[4]	1Y UST+222.5	Oct-2033	734	729	766
	3.50%		Jan-2026 - Oct-2046	192,159	197,363	193,660
	3.52%[4]	12M LIBOR+177.1	Jul-2035	123	123	128
	4.00%		Aug-2020 - Aug-2047	177,381	185,273	182,552
	4.00%		Sep-2045	35,040	36,697	36,084
	4.50%		Aug-2018 - Dec-2044	55,500	58,179	58,617
	5.00%		Jan-2019 - Mar-2041	8,185	8,243	8,720
	5.50%		May-2020 - Jul-2038	3,720	3,705	4,067
	6.00%		Jul-2021 - Feb-2038	5,081	5,136	5,682
	6.50%		Apr-2028 - Nov-2037	698	705	788
	7.00%		Apr-2028 - Mar-2030	108	103	123
	7.50%		Oct-2030 - Apr-2031	3	3	3
	8.00%		Dec-2029	1	1	1
	8.50%		Jul-2024 - Jan-2025	69	69	77
	9.00%		Mar-2025	33	33	38
				684,674	704,454	695,303

Multifamily	2.00%[4]	1M LIBOR+33	Sep-2024	24,658	24,658	24,649
	2.09%[4]	1M LIBOR+42	May-2027	19,364	19,364	19,290
	2.26%[4]	1M LIBOR+70	Sep-2022	19,378	19,361	19,430
	2.32%[4]	1M LIBOR+65	Jan-2023	10,358	10,358	10,393
	3.28%		Dec-2029	16,952	17,341	16,659
	3.34%		Dec-2029	9,931	10,212	9,793
	3.35%		Oct-2033	18,500	18,854	18,574
	3.38%		Apr-2030	14,655	15,121	14,482
	3.48%		Jun-2030	19,122	19,903	19,040
	3.60%		Apr-2030	26,208	27,562	26,350
				179,126	182,734	178,660
Total Freddie Mac Securities				$863,800	$887,188	$873,963

Schedule of Portfolio Investments

March 31, 2018 (Dollars in thousands)

State Housing Finance Agency Securities (4.4% of net assets)

		Interest Rates[1]				Unfunded
	Issuer	Permanent	Construction	Maturity Date		Commitments[2]	Face Amount	Amortized Cost	Value

Multifamily	City of Rochester, MN	—	0.84%	Jun-2019		$—	$15,750	$15,750	$15,707
	City of Chicago	—	2.00%	May-2019		—	5,700	5,702	5,693
	MassHousing	—	3.00%	Oct-2018	[5]	—	9,464	9,367	9,455
	Connecticut Housing Finance Auth	—	3.25%	Nov-2019	[5]	13,175	9,325	9,284	9,161
	NYC Housing Development Corp	2.95%	—	Nov-2045		—	5,000	5,000	5,019
	NYC Housing Development Corp	3.10%	—	Oct-2046		—	24,889	24,889	24,322
	Connecticut Housing Finance Auth	3.25%	—	May-2050		—	12,500	12,384	11,566
	NYC Housing Development Corp	3.75%	—	May-2035		—	4,405	4,405	4,462
	MassHousing	3.85%	—	Dec-2058	[5]	—	9,980	9,978	9,269
	NYC Housing Development Corp	4.00%	—	Dec-2028		—	5,000	5,103	5,279
	MassHousing	4.04%	—	Nov-2032		—	1,305	1,305	1,325
	MassHousing	4.13%	—	Dec-2036		—	5,000	5,000	5,163
	NYC Housing Development Corp	4.20%	—	Dec-2039		—	8,305	8,305	8,573
	NYC Housing Development Corp	4.25%	—	Nov-2025		—	1,150	1,150	1,182
	NYC Housing Development Corp	4.29%	—	Nov-2037		—	1,190	1,190	1,214
	NYC Housing Development Corp	4.40%	—	Nov-2024		—	4,120	4,120	4,206
	NYC Housing Development Corp	4.44%	—	Nov-2041		—	1,120	1,120	1,148
	NYC Housing Development Corp	4.49%	—	Nov-2044		—	455	455	459
	NYC Housing Development Corp	4.50%	—	Nov-2030		—	1,680	1,682	1,744
	MassHousing	4.50%	—	Jun-2056		—	45,000	45,000	46,377
	NYC Housing Development Corp	4.60%	—	Nov-2030		—	4,665	4,665	4,808
	NYC Housing Development Corp	4.70%	—	Nov-2035		—	1,685	1,685	1,754
	NYC Housing Development Corp	4.78%	—	Aug-2026		—	12,500	12,503	13,029
	NYC Housing Development Corp	4.80%	—	Nov-2040		—	2,860	2,862	2,982
	NYC Housing Development Corp	4.90%	—	Nov-2034 - Nov-2041		—	8,800	8,800	9,052
	NYC Housing Development Corp	4.95%	—	Nov-2039 - May-2047		—	13,680	13,682	14,038
	MassHousing	5.55%	—	Nov-2039		—	5,000	4,981	5,119
	MassHousing	5.69%	—	Nov-2018		—	845	845	853
	MassHousing	5.70%	—	Jun-2040		—	11,510	11,510	11,658
	MassHousing	6.42%	—	Nov-2039		—	22,000	22,000	22,913
	MassHousing	6.70%	—	Jun-2040		—	9,290	9,290	9,533
						13,175	264,173	264,012	267,063
Total State Housing Finance Agency Securities						$13,175	$264,173	$264,012	$267,063

Schedule of Portfolio Investments

March 31, 2018 (Dollars in thousands)

Other Mutifamily Investments (0.3% of net assets)

	Interest Rates[1]			Unfunded
Issuer	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value

Direct Loans
Harry Silver Housing Company, Inc.	—	4.70%	Jun-2018	$—	$5,197	$5,201	$5,206
Harry Silver Housing Company, Inc.	—	4.70%	Jun-2018	—	207	208	207
Detroit Home Repair Program	—	5.75%	Jun-2018	129	58	58	58
Detroit Home Repair Program	—	5.75%	Apr-2018	245	151	151	150
				374	5,613	5,618	5,621
Privately Insured Construction/Permanent Mortgages[6]
IL Housing Development Authority	5.40%	—	Mar-2047	—	8,046	8,048	8,032
IL Housing Development Authority	6.20%	—	Dec-2047	—	3,054	3,064	3,047
IL Housing Development Authority	6.40%	—	Nov-2048	—	924	935	916
				—	12,024	12,047	11,995
Total Other Multifamily Investments				$374	$17,637	$17,665	$17,616

Schedule of Portfolio Investments

March 31, 2018 (Dollars in thousands)

Commercial Mortgage-Backed Securities (2.0% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Nomura	2.77%	Dec-2045	$10,000	$10,158	$9,810
Nomura	3.19%	Mar-2046	20,000	20,378	19,944
JP Morgan	3.48%	Jun-2045	10,000	10,449	10,082
Citigroup	3.62%	Jul-2047	8,000	8,204	8,129
Barclays/ JP Morgan	3.81%	Jul-2047	2,250	2,307	2,303
RBS/ Wells Fargo	3.82%	Aug-2050	5,000	5,131	5,108
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,128	5,136
Barclays/ JP Morgan	4.00%	Apr-2047	5,000	5,128	5,168
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,511	20,734
Barclays/ JP Morgan	4.08%	Feb-2047	6,825	7,163	7,082
Cantor/Deutsche Bank	4.24%	Feb-2047	7,000	7,177	7,331
Deutsche Bank	5.00%	Nov-2046	18,990	19,429	19,688
Total Commercial Mortgage Backed Securities			$118,065	$121,163	$120,515

Schedule of Portfolio Investments

March 31, 2018 (Dollars in thousands)

United States Treasury Securities (3.0% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

1.63%	May-2026	$10,000	$10,079	$9,199
2.13%	May-2025	15,000	14,878	14,446
2.25%	Nov-2024	65,000	66,640	63,308
2.25%	Nov-2025	5,000	5,093	4,840
2.38%	Aug-2024	50,000	50,386	49,155
2.88%	Aug-2045	10,000	10,253	9,822
3.13%	Aug-2044	35,000	35,933	36,047
Total United States Treasury Securities		$190,000	$193,262	$186,817

Total Fixed-Income Investments		$6,089,239	$6,173,281	$6,088,733

Schedule of Portfolio Investments

March 31, 2018 (Dollars in thousands)

Equity Investment in Wholly-Owned Subsidiary (less than 0.01% of net assets)

		Amount of
	Face	Dividends
Issuer	Amount (Cost)	or Interest	Value

HIT Advisers[7]	$1	$—	$(729)
Total Equity Investment	$1	$—	$(729)

Schedule of Portfolio Investments

March 31, 2018 (Dollars in thousands)

Short-Term Investments (1.0% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Commercial Paper
Halkin Finance	1.68%	Apr-2018	$40,000	$39,998	$39,998
Societe Generale	1.62%	Apr-2018	5,000	5,000	5,000

Blackrock Federal Funds	1.56%	Apr-2018	18,240	18,240	18,240
Total Short-Term Investments			$63,240	$63,238	$63,238

Total Investments			$6,152,480	$6,236,520	$6,151,242

Schedule of Portfolio Investments

March 31, 2018

Footnotes

1	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

2	The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The unfunded amount of these commitments totaled $304.3 million at period end. Generally, GNMA construction securities fund over a 12- to 24-month period. Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by project, but generally fund over a one- to 48-month period. Forward commitments generally settle within 12 months of the original commitment date.

3	Tax-exempt bonds collateralized by Ginnie Mae securities.

4	The interest rate shown on these floating or adjustable rate securities represents the rate at period end. Referenced rate and spread in basis points is also included.

5	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The securities are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT’s Board of Trustees.

6	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

7	The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT’s valuation committee in accordance with the fair value procedures adopted by the HIT’s Board of Trustees, and approximates carrying value. The participation interest is not registered under the federal securities laws.

Key to abbreviations

M	Month
Y	Year
LIBOR	London Interbank Offered Rate
UST	U.S. Treasury

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited

As of March 31, 2018

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, general, voluntary employees’ benefit associations and other funds that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Accounting Standards Codification Topic 946 Financial Services – Investment Companies issued by the Financial Accounting Standards Board (FASB)

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of each month. The HIT’s Board of Trustees is responsible for the valuation process and has delegated the supervision of the valuation process to a Valuation Committee. The Valuation Committee, in accordance with the policies and procedures adopted by the HIT’s Board of Trustees, is responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information, and reporting to the Board of Trustees on valuation matters, including fair value determinations. Below is a description of the valuation methods and inputs applied to the HIT’s major categories of assets.

Portfolio securities for which market quotations are readily available are valued by using independent pricing services. For U.S. Treasury securities, independent pricing services generally base prices on actual transactions, as well as dealer supplied market information. For state housing finance agency securities, independent pricing services generally base prices using models that utilize trading spreads, new issue scales, verified bid information, and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes, and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans, and collateralized mortgage obligations, independent pricing services generally base prices on an active TBA (“to-be-announced”) market for mortgage pools, discounted cash flow models or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type, and spread/benchmark yields, as well as dealer-supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing, which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity, and type.

Investments in registered open-end investment management companies are valued based upon the NAV of such investments.

When the HIT finances construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations are not readily available or deemed unreliable are valued at their fair value determined in good faith by the HIT’s Valuation Committee using consistently applied procedures adopted by the HIT’s Board of Trustees. The Valuation Committee will employ a valuation method that it believes reflects fair value for that asset, which may include the referral of the asset to an independent valuation consultant or the utilization of a discounted cash flow model based on broker and/or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on March 31, 2018, the Valuation Committee fair valued less than 0.01% of the HIT’s net assets utilizing internally derived unobservable inputs.

Short-term investments acquired with a stated maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.

The HIT holds a 100% ownership interest, either directly or indirectly in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates its carrying value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of March 31, 2018:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total

FHA Permanent Securities	$—	$157,995	$—	$157,995
FHA Construction Securities	—	3,566	—	3,566
Ginnie Mae Securities	—	1,527,596	—	1,527,596
Ginnie Mae Construction Securities	—	146,318	—	146,318
Fannie Mae Securities	—	2,787,025	—	2,787,025
Freddie Mac Securities	—	873,963	—	873,963
Commercial Mortgage-Backed Securities	—	120,515	—	120,515
State Housing Finance Agency Securities	—	267,063	—	267,063
Other Multifamily Investments
Direct Loans	—	—	5,621	5,621
Privately Insured Construction/Permanent Mortgages	—	11,995	—	11,995
Total Other Multifamily Investments	—	11,995	5,621	17,616
United States Treasury Securities	—	186,817	—	186,817
Equity Investments	—	—	(729)	(729)
Short-Term Investments	63,238	—	—	62,238
Other Financial Instruments*	—	259	—	259
Total Investment	$63,238	$6,083,112	$4,892	$6,151,242

*If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when-issued securities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended March 31, 2018.

Investments in Securities ($ in thousands)
	Other Multifamily Investments	Equity Investments	Total
Beginning balance,12/31/2017	$5,620	$(843)	$4,777
Total Unrealized Gain(Loss)(a)	(4)	114	110
Cost of Purchases	5	—	5
Ending balance, 3/31/2018	$5,621	$(729)	$4,892

(a)Net change in unrealized gain (loss) attributable to Level 3 securities held at March 31, 2018 totaled $110,000.

Level 3 securities primarily consist of Direct Loans (Other Multifamily Investments) which were valued by an independent pricing service at March 31, 2018 utilizing a discounted cash flow model. Weighted average lives for the loans ranged from 0.08 to 0.84 years. Unobservable inputs include spreads to relevant U.S. Treasuries ranging from 97 to 377 basis points. A change in unobservable inputs may impact the value of the loans.

Federal Income Taxes

At March 31, 2018, investments for federal income tax purposes approximated book cost at amortized cost of $6,236,520,000.  Net unrealized losses aggregated $85,278,000 at period-end, of which $42,483,000 related to appreciated investments and $127,761,000 related to depreciated investments.

Note 2. Transactions with Related Entities

HIT Advisers

HIT Advisers, a Delaware limited liability company, was formed by the HIT to operate as an investment adviser and be registered under applicable federal or state law, as appropriate.  It currently has no clients.  HIT Advisers is owned by HIT directly (99.9%), and indirectly (0.1%) through HIT Advisers Managing Member which is also a wholly owned subsidiary of the HIT.  This ownership structure is intended to insulate the HIT from any potential liabilities associated with the conduct of HIT Advisers business. The HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate.

In addition to its membership interest, the HIT provides HIT Advisers advances to assist with its operations and cash flow management as needed, in accordance with a contract between the parties. Advances are expected to be repaid as cash becomes available. However, as with many start-up operations, there is no certainty that HIT Advisers will generate sufficient revenue to cover its operations and liabilities. Also in accordance with the contract, the HIT provides the time of certain personnel and allocates operational expenses to HIT Advisers on a cost-reimbursement basis. As of March 31, 2018, HIT Advisers had no clients or assets under management and did not earn income. A rollforward of the advances to HIT Advisers by the HIT is included in the table below.

Advances to HIT Advisers by HIT	$ in Thousands
Beginning Balance, 12/31/2017	$872
Advances in 2018	4
Repayment by HIT Advisers in 2018	—
Ending Balance, 3/31/2018	$876

Building America

Building America is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CDFI Fund) of the U.S. Department of the Treasury. On April 7, 2017, the HIT transferred ownership of its wholly-owned subsidiary, Building America, to HIT Advisers for consideration.

In accordance with a contract, the HIT provides the time of certain personnel to Building America and allocates operational expenses on a cost-reimbursement basis as well as advances to assist with Building America’s operations and cash flow management as needed. Advances are repaid by Building America to the HIT as cash becomes available. A rollforward of advances to Building America by the HIT is included in the table below:

Advances to Building America (“BACDE”) by HIT	$ in Thousands
Beginning Balance, 12/31/2017	$45
Advances in 2018	389
Repayment by BACDE in 2018	(263)
Ending Balance, 3/31/2018	$171

Summarized financial information on a historical cost basis for HIT Advisers and Building America are included in the table below:

$ in Thousands	HIT Adviser	Building America
As of March 31, 2018
Assets	$170	$568
Liabilities	899	324
Equity	(729)	244

For the three months ended March 31, 2018
Income	$150	$454
Expenses	(17)	(317)
Tax Expense	(20)	(34)
Net Income (Loss)	$113	$103

Item 2. Controls and Procedures.

(a)	The HIT’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the HIT’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the HIT in this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

(b)	There was no change in the HIT’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the HIT’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the HIT’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the HIT as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:	/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer

Date:      May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle

Stephen Coyle

Chief Executive Officer

(Principal Executive Officer)

Date: May 29, 2018

/s/ Erica Khatchadourian

Erica Khatchadourian

Chief Financial Officer

(Principal Financial Officer)

Date: May 29, 2018